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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-05099


                   	  Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Cash Reserves Fund
Schedule of Investments  3/31/10

Principal                                                          Value
Amount
  ($)
         CORPORATE BONDS - 14.3 %
         Energy - 1.4 %
         Integrated Oil & Gas - 1.4 %
9,775,000BP Capital Markets Plc, Floating Rate Note, 1/11/11  $ 9,775,000
         Total Energy                                         $ 9,775,000
         Household & Personal Products - 0.2 %
         Personal Products - 0.2 %
1,080,000Procter & Gamble International, Floating Rate Note, 5$ 1,080,000
         Total Household & Personal Products                  $ 1,080,000
         Banks - 11.4 %
         Diversified Banks - 9.1 %
7,610,000BNP Paribas, Floating Rate Note, 2/11/11             $ 7,610,000
9,625,000BNP Paribas, Floating Rate Note, 6/4/10                9,633,210
2,850,000Rabobank Nederland NV, 0.51%, 8/16/14                  2,850,000
12,622,00Rabobank Nederland NV, 1.22563%, 5/19/10              12,630,241
1,220,000Royal Bank of Canada, 0.53313%, 9/28/10                1,221,699
2,770,000US Bancorp, Floating Rate Note, 6/4/10                 2,772,081
14,202,00US Bancorp, Floating Rate Note, 5/6/10                14,207,986
8,670,000Wells Fargo Co., Floating Rate Note, 8/20/10           8,677,049
2,990,000Westpac Banking Corp., Floating Rate Note, 3/2/11      2,990,000
                                                              $62,592,266
         Regional Banks - 2.2 %
10,165,00American Express Centurion Bank, Floating Rate Note, $10,165,161
5,500,000Bank of America NA, 1.3425%, 9/13/10                   5,500,000
                                                              $15,665,161
         Total Banks                                          $78,257,427
         Diversified Financials - 0.7 %
         Diversified Financial Services - 0.3 %
2,730,000General Electric Capital Corp., Floating Rate Note, 7$ 2,730,231
         Investment Banking & Brokerage - 0.3 %
2,195,000Bear Stearns Co., LLC, 1.36563%, 5/18/10             $ 2,193,328
         Total Diversified Financials                         $ 4,923,559
         Insurance - 0.6 %
         Multi-Line Insurance - 0.6 %
4,280,000Metropolitan Life Global Funding, Inc., Floating Rate$ 4,286,945
         Total Insurance                                      $ 4,286,945
         TOTAL CORPORATE BONDS
         (Cost  $98,322,932)                                  $98,322,931

         U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.3 %
4,345,000Federal Home Loan Bank, 0.5%, 10/28/10               $ 4,345,000
1,905,000Federal Home Loan Bank, 0.5%, 12/28/10                 1,905,000
5,000,000Federal Home Loan Bank, 0.55%, 10/28/10                5,000,000
8,500,000Federal Home Loan Bank, 0.55%, 11/3/10                 8,500,000
14,754,00Federal Home Loan Mortgage Corp., 0.34969%, 4/1/11    14,774,195
4,060,000Federal Home Loan Mortgage Corp., 1.43%, 9/3/10        4,074,075
12,825,00Federal Home Loan Mortgage Corp., Floating Rate Note, 12,827,938 8,240,000Federal Home Loan Mortgage Corp., Floating Rate Note, 8,248,781 8,500,000Federal National Mortgage Association, 0.96625%, 8/5/ 8,506,928
5,465,000Federal National Mortgage Association, Floating Rate   5,465,000
15,095,00Federal National Mortgage Association, 1.24375%, 7/13 15,094,796
4,250,000Freddie Mac Discount, 8/9/10                           4,246,931
5,455,000Freddie Mac, Floating Rate Note, 7/12/10               5,455,198
8,580,000U.S. Treasury Bill, 0.362%, 1/13/11                    8,555,275
11,485,00U.S. Treasury Bill, 0.12%, 4/29/10                    11,483,889
8,500,000U.S. Treasury Bill, 0.1745%, 8/9/10                    8,494,232
20,650,00U.S. Treasury Bill, 0.1495%, 4/22/10                  20,648,675
                                                              $147,625,913
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost  $147,625,913)                                 $147,625,913

         Municipal Bonds - 14.6 %
         Municipal  Airport - 1.0 %
6,680,000Metropolitan Washington Airports Authority Floating R$ 6,680,000
         Municipal  Development - 5.1 %
8,990,000Jackson County Mississippi, Floating Rate Note, 6/1/2$ 8,990,000
5,415,000Mississippi Business, 0.16%, 12/1/30                   5,415,000
700,000  Port Arthur Texas Naval District, Floating Rate Note,    700,000
3,500,000Valdez Alaska Marine Terminal, Floating Rate Note, 7/ 3,500,000 9,700,000Valdez Alaska Marine Terminal, Floating Rate Note, 7/ 9,700,000 6,700,000Valdez Alaska Marine Terminal, Floating Rate Note, 7/ 6,700,000
                                                              $35,005,000
         Municipal  Education - 0.0 %
 40,000  Illinois Financial Authority Revenue, Floating Rate N$    40,000
         Municipal  General - 0.5 %
670,000  Colorado Educational & Cultural Facilities Authority,$   670,000
2,860,000Washington Suburban Sanitation, 5.25%, 6/1/10          2,883,481
                                                              $ 3,553,481
         Municipal  Higher Education - 2.3 %
2,875,000Maryland State Health & Higher Educational Facs
         Authority Revenue, Floating Rate Note, 7/1/36        $ 2,875,000
3,455,000Syracuse Industrial, 0.15%, 12/1/35                    3,455,000
9,140,000University of Minnesota, Floating Rate Note, 12/1/36   9,140,000
670,000  Wisconsin State Health & Educational Facility, Floati    670,000
                                                              $16,140,000
         Municipal  Medical - 3.6 %
7,805,000Harris County Texas Health, Floating Rate Note, 12/01$ 7,805,000 1,200,000Illinois Finance Authority, Floating Rate Note, 7/1/3 1,200,000 8,025,000Loudoun County Virginia Industrial Development Author
         Floating Rate Note, 10/1/39                            8,025,000
1,885,000Mayland State Health & Higher Education, Floating Rat  1,885,000
4,240,000Minneapolis & St Paul, Floating Rate Note, 11/15/34    4,240,000
1,430,000Minneapolis & St Paul Housing & Redevelopment Authori  1,430,000
 85,000  Weber County Utah Hospital Revenue, Floating Rate Not     85,000
                                                              $24,670,000
         Municipal  Pollution - 0.3 %
2,300,000Hurley New Mexico Pollution, Floating Rate Note, 12/1$ 2,300,000
         Municipal Utilities - 1.4 %
9,310,000Southeast Alabama Gas District, Floating Rate Note, 8$ 9,310,000
         Municipal Water - 0.4 %
2,600,000Boston Massachusetts Water & Sewer Community Revenue,
         Floating Rate Note, 11/1/24                          $ 2,600,000
         TOTAL MUNICIPAL BONDS
         (Cost  $100,298,481)                                 $100,298,481

         TEMPORARY CASH INVESTMENTS - 56.5 %
         Commercial Paper - 33.1 %
12,985,00Bank Of New York Certificate of Deposit, Floating Rat$12,986,793
5,650,000Bank of Nova Scotia, 0.97%, 6/18/10                    5,650,000
5,440,000Bank of Nova Scotia/Houston, 1.10625%, 5/11/10         5,440,000
5,490,000Bank of Nova Scotia/Houston, 1.15688%, 5/5/10          5,490,000
8,550,000CBA Delaware Finance, 0.18%, 4/6/10                    8,549,786
3,690,000City of Jacksonville, 0.35%, 4/1/10                    3,690,000
6,100,000Credit Suisse New York, Floating Rate Note, 9/15/10    6,100,143
4,745,000Deutsche Bank AG/New York, 0.85375%, 6/18/10           4,751,605
2,735,000Nordea North America, 0.2%, 4/20/10                    2,734,711
4,225,000Nordea North America, 0.23%, 4/29/10                   4,224,408
11,910,00Ohio State University, 0.18%, 6/2/10                  11,910,000
6,000,000Ohio State University, 0.2%, 4/6/10                    6,000,000
2,435,000Rabobank Nederland NA, 1.05%, 4/30/10                  2,436,366
12,800,00Royal Bank of Canada, Floating Rate Note, 1/21/11     12,800,000
2,500,000Royal Bank of Canada/New York, Floating Rate Note, 3/  2,500,000
4,275,000Societe Generale North America, 0.245%, 4/16/10        4,274,563
4,270,000State Street Corp., 0.19%, 4/21/10                     4,269,550
3,350,000State Street Corp., 0.19%, 6/1/10                      3,348,921
5,000,000Svenska Handelsbanken, Inc., 0.2%, 5/17/10             5,000,032
3,445,000Svenska Handelsbanken, Inc., 0.23%, 6/10/10            3,443,459
3,020,000Svenska Handelsbanken/New York, 0.51188%, 6/10/10      3,021,123
9,850,000Texas Public Finance Authority, 0.21%, 6/1/10          9,850,000
8,325,000Toronto Dominion Bank, 0.19%, 5/14/10                  8,325,199
1,990,000Toronto Dominion Bank, 0.23%, 3/10/11                  1,990,000
1,760,000Toronto Dominion Bank, 0.26%, 7/14/10                  1,760,050
5,985,000Toronto Dominion Bank, 0.36%, 4/5/10                   5,985,026
2,475,000Toronto Dominion Bank, 0.65%, 4/15/10                  2,475,338
9,110,000University of Michigan, 0.21%, 4/7/10                  9,110,000
4,270,000University of Michigan, 0.21%, 4/7/10                  4,270,000
7,705,000University of Minnesota, 0.25%, 6/1/10                 7,705,000
4,340,000University of Minnesota, 0.35%, 4/5/10                 4,340,000
4,275,000University of Texas, 0.18%, 4/5/10                     4,275,000
8,200,000University of Texas, 0.2%, 4/8/10                      8,200,000
11,860,00University of Texas, 0.22%, 6/2/10                    11,860,000
2,530,000Vanderbilt University, 0.2%, 5/3/10                    2,530,000
2,020,000Vanderbilt University, 0.2%, 5/3/10                    2,020,000
11,350,00Westpac Banking Corp., 0.0%, 4/5/10                   11,349,560
5,780,000Westpac Banking Corp., 0.15%, 7/2/10                   5,780,000
4,880,000Westpac Banking Corp., 0.25%, 4/15/10                  4,880,000
2,200,000Westpac Banking Corp., 0.304%, 10/6/10                 2,200,000
                                                              $227,526,633
         Repurchase Agreements - 16.3 %
27,000,00Bank of America, 0.18%, dated 3/31/10, repurchase price of $27,000,000 plus accrued interest on 4/1/10 collateralized by :
         $13,317,933 Federal National Mortgage Association
         (ARM), 5.717%, 11/1/37
         $14,222,067 Federal National Mortgage Association, 5.$27,000,000

27,000,00Barclays Plc, 0.17%, dated 3/31/10, repurchase price
         $27,000,000 plus accrued interest on 4/1/10 collateralized by $27,540,001 Government National Mortgage Association, 5.5-6.0%,
         7/20/38-12/15/39                                      27,000,000

31,000,00JPMorgan, 0.02%, dated 3/31/10, repurchase price of $31,000,000 plus accrued interest on 4/1/10 collateralized by $31,620,001 Freddie Mac Giant, 4.5-9.0%, 5/1/11-7/131,000,000

27,000,00SG Americas Securities LLC, 0.02%, dated 3/31/10, rep price of $27,000,000 plus accrued interest on 4/1/10 collateralized by the following:
            $22,680,436 Federal National Mortgage Association,
         4.5-6.0%, 2/1/18-8/1/39
            $4,859,654 Freddie Mac Giant, 6.0-6.5%, 11/1/33-5/127,000,000
                                                              $112,000,000
         Mutual Fund - 0.1 %
410,000  BlackRock Liquidity Funds Temp Cash Portfolio        $   410,000

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $339,936,633)                                 $339,936,633

         TOTAL INVESTMENT IN SECURITIES
         (Cost  $686,183,958) (a)                             $686,183,958

         OTHER ASSETS AND LIABILITIES                         $ 2,093,400

         TOTAL NET ASSETS                                     $688,285,033

  (a) At March 31, 2010, cost for federal income tax purposes was $686,183,958.

  (b)    Debt obligation with a variable interest rate.
         Rate shown is rate at period end.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                                Level 1     Level 2    Level 3     Total
Corporate Bonds                     $0   $98,322,931       $0  $98,322,931
Municipal Bonds                      0   100,298,481        0  100,298,481
U.S. Government Obligations          0   147,625,913        0  147,625,913
Temporary Cash Investments           0   339,526,633        0  339,526,633
Mutual Fund	               410,000             0        0      410,000
Total                         $410,000  $685,773,958       $0 $686,183,958



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.